Subsequent events (Details Narrative) $ in Thousands	6 Months Ended		7 Months Ended		8 Months Ended	9 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 31, 2022 USD ($)	Jul. 26, 2022 USD ($)	Sep. 07, 2022 USD ($)	Sep. 30, 2022 USD ($)
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 0	$ 32,692
Common Unit Repurchase Program [Member]
Subsequent Event [Line Items]
Maximum aggregate offering price			$ 100,000
Navios Camelia [Member]
Subsequent Event [Line Items]
Vessel year built					2009
Vessel type					Panamax
Vessel capacity in DWT					75,162
Proceeds from Sale of Property, Plant, and Equipment					$ 15,000
Subsequent Event [Member] | Navios Holdings [Member]
Subsequent Event [Line Items]
Number of vessels				36
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination				$ 835,000
Debt Instrument, Face Amount				$ 441,641
Subsequent Event [Member] | Navios Holdings [Member] | Owned Vessels [Member]
Subsequent Event [Line Items]
Number of vessels				26
Subsequent Event [Member] | Navios Holdings [Member] | Bareboat charter-in contract [Member]
Subsequent Event [Line Items]
Number of vessels				10
Subsequent Event [Member] | Navios Holdings [Member] | First 15 of 36 Vessels [Member]
Subsequent Event [Line Items]
Date of delivery				Jul. 29, 2022
Subsequent Event [Member] | Navios Holdings [Member] | Remaining 21 of 36 Vessels [Member]
Subsequent Event [Line Items]
Date of delivery				Sep. 08, 2022
Subsequent Event [Member] | Commercial Bank [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 86,240			$ 210,000
Description of scope, credit facility			in order to finance the acquisition of two newbuilding 5,300 TEU containerships			in order to refinance indebtness secured on 15 drybulk vessels and five containerships
Maturity date			seven years after the drawdown			second quarter of 2025
Debt Instrument, Description of Variable Rate Basis			SOFR plus 200 bps per annum